Long-Term Deposits	12 Months Ended
Dec. 31, 2023
Long-Term Deposits [Abstract]
LONG-TERM DEPOSITS

9. LONG-TERM DEPOSITS

Long-term deposits as of December 31, 2023 and 2022 consisted of:

	December 31, 2023	December 31, 2022

Rental deposits	$71,823	$127,303
Prepayments for equipment	-	2,544
	$71,823	$129,847